Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications Of Assets Liabilities And Equities [Abstract]
Schedule of cash and cash equivalents	The following table reconciles TransGlobe's cash and cash equivalents:
($000s)	December 31, 2020	December 31, 2019
Cash	34,510	12,251
Cash equivalents	-	21,000
Cash and cash equivalents	34,510	33,251